Equity - Non-controlling interest (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-controlling Interest
Net Profit	€ 89	€ 74	€ 19
Equity	460	471
EniPower Group
Non-controlling Interest
Net Profit	86	54
Equity	406	373
Eni Plenitude Group
Non-controlling Interest
Net Profit	3	20
Equity	€ 54	97
Others
Non-controlling Interest
Equity		€ 1